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                                                       Deutsche Asset Management

BT Institutional Funds
International Equity Institutional (Class I and Class II)

Supplement dated June 16, 2000 (Supplanting Supplement dated June 15, 2000) to Prospectuses dated January 31, 2000

The following replaces the first sentence under the "Dividends and Distributions" section:

Dividends and capital gains distributions, if any, are paid at least annually.

               Please Retain This Supplement for Future Reference

SUPP16991700 (6/00)

CUSIP:    055924856
          055924849

                                                       A Member of the
                                                       Deutsche Bank Group  [/]